Significant Transactions with Related Parties and Non-controlling Shareholders of Subsidiaries - Related parties (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Related party transaction
Revenue	$ 277,677,000	$ 305,681,000
Accounts receivable	146,967,000		$ 155,537,000
Allowance for credit losses	0		0
Amounts due from related parties	$ 50,662,000		$ 7,899,000
Other Receivable, after Allowance for Credit Loss, Related Party [Extensible Enumeration]	An equity investee		An equity investee
Accounts payable	$ 43,725,000		$ 42,521,000
Other payables, accruals and advance receipts	221,061,000		256,124,000
Other non-current liabilities	93,042,000		17,915,000
Other payables, accruals and advance receipts
Related party transaction
Future brand liability	1,538,000		1,538,000
Other non-current liabilities
Related party transaction
Future brand liability	6,650,000		6,475,000
Related parties
Related party transaction
Revenue	727,000	2,238,000
Accounts payable	647,000
Other payables, accruals and advance receipts	2,002,000		2,016,000
Other non-current liabilities	6,759,000		6,617,000
Indirect subsidiaries of CK Hutchison
Related party transaction
Other payables, accruals and advance receipts	1,929,000		1,928,000
Other non-current liabilities	$ 6,650,000		6,475,000
Period of repayable on demand and interest-bearing (in months)	1 month
An equity investee
Related party transaction
Purchases	$ 1,795,000	1,452,000
Accounts receivable	405,000		452,000
Accounts payable	647,000
Other payables, accruals and advance receipts	73,000		88,000
Other non-current liabilities	109,000		142,000
An equity investee | Due from a related party
Related party transaction
Dividends receivable	50,002,000		$ 6,795,000
Sales | Related parties
Related party transaction
Revenue	727,000	2,002,000
Sales | Indirect subsidiaries of CK Hutchison
Related party transaction
Revenue		4,000
Sales | An equity investee
Related party transaction
Revenue	727,000	1,998,000
Research and development services | An equity investee
Related party transaction
Revenue		236,000
Management services | Indirect subsidiaries of CK Hutchison
Related party transaction
Expenses	$ 519,000	$ 535,000